Consolidated Statements of Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Adjustment	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Adjustment	Total
Balance at Dec. 31, 2018		$ 96,104	$ 145,283		$ 2,064,134	$ (54,634)	$ (311,305)		$ 1,939,582
Balance (in shares) at Dec. 31, 2018	96,104
Increase (decrease) in shareholders' equity
Net income					205,104				205,104
Dividends:
Cash					(68,670)				(68,670)
Purchase of treasury stock							(17,845)		(17,845)
Exercise of stock options		111	1,812						1,923
Exercise of stock options (in shares)	111
Stock compensation expense recognized in earnings			980						980
Other comprehensive (loss) income, net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments						56,979			56,979
Balance at Dec. 31, 2019		96,215	148,075		2,200,568	2,345	(329,150)		2,118,053
Balance (in shares) at Dec. 31, 2019	96,215
Increase (decrease) in shareholders' equity
Net income					167,319				167,319
Dividends:
Cash					(69,928)				(69,928)
Purchase of treasury stock							(48,878)		(48,878)
Exercise of stock options		26	516						542
Exercise of stock options (in shares)	26
Stock compensation expense recognized in earnings			743						743
Other comprehensive (loss) income, net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments						18,480			18,480
Balance at Dec. 31, 2020		96,241	149,334	$ (8,333)	2,289,626	20,825	(378,028)	$ (8,333)	2,177,998
Balance (in shares) at Dec. 31, 2020	96,241
Increase (decrease) in shareholders' equity
Net income					253,922				253,922
Dividends:
Cash					(72,838)				(72,838)
Purchase of treasury stock							(716)		(716)
Exercise of stock options		110	2,304						2,414
Exercise of stock options (in shares)	110
Stock compensation expense recognized in earnings			506						506
Other comprehensive (loss) income, net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments						(52,805)			(52,805)
Balance at Dec. 31, 2021		$ 96,351	$ 152,144		$ 2,470,710	$ (31,980)	$ (378,744)		$ 2,308,481
Balance (in shares) at Dec. 31, 2021	96,351